Cover	Jan. 26, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 26, 2023
Current Fiscal Year End Date	--07-31
Entity File Number	333-184061
Entity Registrant Name	TIANCI INTERNATIONAL, INC.
Entity Central Index Key	0001557798
Entity Tax Identification Number	45-5540446
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	20 Holbeche Road
Entity Address, City or Town	Arndell Park, NSW,
Entity Address, Country	AU
Entity Address, Postal Zip Code	2148
City Area Code	61-02
Local Phone Number	-9672-1899
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false